INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expense) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
INTANGIBLE ASSETS, NET [Abstract]
2015	$ 135	840
2016	76	470
2017	65	403
2018	56	347
2019 and thereafter	209	1,294
Intangible assets, net	$ 541	3,354	3,377